Financial risk management objectives and policies (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loans and borrowings	$ 493,025,054	$ 500,925,008
Trade and other current payables	124,200,105	126,987,836
Financial liabilities, at fair value	617,225,159	627,912,844
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	70,559,697	128,711,936
Trade and other current payables	124,200,105	126,100,008
Financial liabilities, at fair value	194,759,802	254,811,944
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	73,529,029	69,634,404
Trade and other current payables
Financial liabilities, at fair value	73,529,029	69,634,404
Later than one year [member]
IfrsStatementLineItems [Line Items]
Loans and borrowings	348,936,328	302,578,668
Trade and other current payables		887,828
Financial liabilities, at fair value	$ 348,936,328	$ 303,466,496